United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Quarter ended 08/31/2013

Item 1. Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—0.3%
		Basic Industry - Chemicals—0.1%
$1,250,000	[1]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	$1,427,949
		Basic Industry - Paper—0.0%
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
202,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	216,637
		TOTAL	216,637
		Financial Institutional - Banking—0.1%
1,003,961	[1,2,5]	Regional Diversified Fun, Series 144A, 9.250%, 3/15/2030	647,033
		Financial Institution - Finance Noncaptive—0.1%
500,000		Susa Partnership LP, Sr. Unsecd. Note, 8.200%, 6/01/2017	581,025
		Financial Institution - Insurance - Life—0.0%
500,000	[1]	Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	559,999
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,664,123)	3,432,643
		FOREIGN GOVERNMENTS/AGENCIES—6.9%
		AUSTRALIAN DOLLAR—0.1%
		Sovereign—0.1%
1,552,000		Australia, Government of, Series 17, 5.500%, 3/01/2017	1,486,931
		British Pound—0.9%
		Sovereign—0.9%
2,330,000	[6]	U.K. Treasury Bill, Unsecd. Deb., 0.330%, 1/06/2014	3,605,938
2,500,000		U.K. Treasury, 4.750%, 03/07/2020	4,534,578
2,200,000	[6]	United Kingdom, Government of, 0.320%, 1/20/2014	3,404,220
		TOTAL BRITISH POUND	11,544,736
		Canadian Dollar—0.2%
		Sovereign—0.2%
800,000		Canada, Government of, 4.500%, 06/01/2015	802,924
400,000		Canada, Government of, 4.000%, 06/01/2017	412,194
1,970,000		Canada, Government of, Bond, 4.000%, 06/01/2016	2,002,544
		TOTAL CANADIAN DOLLAR	3,217,662
		DANISH KRONE—0.2%
		Sovereign—0.2%
13,030,000		Denmark, Government of, 4.000%, 11/15/2015	2,493,181
		Euro—2.8%
		Sovereign—2.8%
3,600,000		Bonos Y Oblig Del Estado, 3.250%, 4/30/2016	4,854,693
3,500,000		Bonos Y Oblig Del Estado, 3.300%, 07/30/2016	4,720,603
3,600,000		Bonos Y Oblig Del Estado, Bond, 3.150%, 01/31/2016	4,845,296
1,550,000		Bundesrepublic Deutschla, 2.250%, 9/04/2021	2,166,370
1,000,000		Buoni Poliennali Del Tes, 2.750%, 12/01/2015	1,341,250
3,400,000		Buoni Poliennali Del Tes, 3.750%, 4/15/2016	4,665,041
3,500,000		Buoni Poliennali Del Tes, Bond, 3.750%, 08/01/2015	4,777,500
3,400,000		Buoni Poliennali Del Tes, Bond, 4.250%, 2/01/2015	4,666,155
1,600,000		French Treasury Note, 2.000%, 9/25/2013	2,116,822
1,340,000		Germany, Government of, Series 2003, 4.250%, 1/04/2014	1,796,248

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		DANISH KRONE—continued
		Euro—continued
		Sovereign—continued
1,000,000		Spain, Government of, 3.000%, 04/30/2015	1,343,616
		TOTAL EURO	37,293,594
		Japanese Yen—2.4%
		Sovereign—2.4%
137,000,000		Japan, Government of, Series 276, 1.600%, 12/20/2015	1,442,444
440,000,000	[6]	Japan, Government of, Series 360, 0.080%, 4/21/2014	4,478,813
490,000,000		Japan, Government of, Sr. Unsecd. Note, Series 298, 1.300%, 12/20/2018	5,253,712
475,000,000		Japan, Government of, Sr. Unsecd. Note, Series 299, 1.300%, 3/20/2019	5,099,740
772,000,000		Japan, Government of, Sr. Unsecd. Note, Series 316, 0.100%, 5/15/2014	7,863,196
399,000,000		Japan-262 (10 Year Issue), Series 262, 1.900%, 06/20/2014	4,121,849
335,000,000		Japan-309, Sr. Unsecd. Note, Series 309, 1.100%, 06/20/2020	3,560,048
		TOTAL JAPANESE YEN	31,819,802
		NORWEGIAN KRONE—0.0%
		Sovereign—0.0%
3,300,000		Norway, Government of, Bond, 5.000%, 05/15/2015	568,984
		SINGAPORE DOLLAR—0.1%
		Sovereign—0.1%
1,230,000		Singapore, Government of, 0.250%, 02/01/2015	963,470
		SWEDISH KRONA—0.2%
		Sovereign—0.2%
14,500,000		Sweden, Government of, Series 1050, 3.000%, 7/12/2016	2,282,967
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $96,671,723)	91,671,327
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.3%
		Non-Agency Mortgage—0.0%
$1,402	[1]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.345%, 1/28/2027	1,259
		Commercial Mortgage—2.3%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	1,489,507
2,500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	2,470,104
3,900,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	3,950,279
1,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	1,037,011
2,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, 4.063%, 12/10/2044	2,007,599
2,100,000		Commercial Mortgage Trust 2013-LC6 AM, 3.282%, 1/10/2046	1,955,012
4,000,000		Commercial Mortgage Trust 2013-LC6 B, 3.739%, 1/10/2046	3,748,276
2,000,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045	1,745,477
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	2,522,064
4,000,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 5/10/2045	4,091,520
2,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2011-C3A B, 5.013%, 2/15/2046	2,103,639
1,000,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	979,692
2,250,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	2,126,411
1,000,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	1,020,815
		TOTAL	31,247,406
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,717,411)	31,248,665

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		COMMON STOCK—0.0%
		Automobiles—0.0%
785	[3]	Motors Liquidation Co. (IDENTIFIED COST $11,409)	$23,628
		PREFERRED STOCK—0.0%
		Financial Institution - Brokerage—0.0%
40,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400
		Investment Companies—90.1%[7]
11,002,435		Emerging Markets Fixed Income Core Fund	353,608,437
16,088,668		Federated Mortgage Core Portfolio	156,542,735
2,723,434		Federated Project and Trade Finance Core Fund	26,580,713
101,272,090		High Yield Bond Portfolio	663,332,191
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,231,997,345)	1,200,064,076
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $1,362,065,411)[8]	1,326,440,739
		OTHER ASSETS AND LIABILITIES - NET—0.4%[9]	5,407,449
		TOTAL NET ASSETS—100%	$1,331,848,188
At August 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/3/2013	3,200,000 Canadian Dollar	2,301,529 Euro	$(3,745)
9/3/2013	1,455,000 Euro	189,208,200 Japanese Yen	$(4,057)
9/3/2013	1,514,802 Euro	196,800,000 Japanese Yen	$(2,342)
9/3/2013	782,868 Euro	13,294,118 Mexican Peso	$39,683
9/3/2013	1,571,507 Euro	26,705,882 Mexican Peso	$78,189
9/3/2013	1,971,000 Euro	1,693,050 Pound Sterling	$ (18,748)
9/3/2013	1,971,000 Euro	1,693,463 Pound Sterling	$ (19,389)
9/3/2013	3,975,000 Euro	4,886,388 Swiss France	$1,919
9/3/2013	460,000 Euro	$608,184	$ (225)
9/3/2013	460,000 Euro	$611,869	$ (3,910)
9/3/2013	460,000 Euro	$613,152	$ (5,193)
9/3/2013	532,331 Euro	$708,501	$ (4,945)
9/3/2013	1,379,669 Euro	$1,846,190	$ (22,751)
9/3/2013	2,065,000 Euro	$2,765,074	$ (35,867)
9/3/2013	190,020,000 Japanese Yen	$1,930,774	$4,800
9/3/2013	1,050,000 Pound Sterling	158,301,150 Japanese Yen	$14,911
9/3/2013	1,518,000 Pound Sterling	$2,350,426	$2,020
9/3/2013	1,518,000 Pound Sterling	$2,360,384	$ (7,939)
9/3/2013	16,235,000 Swedish Krona	$2,489,076	$ (39,379)
9/3/2013	4,892,033 Swiss France	3,975,000 Euro	$4,147
Contracts Sold:
9/3/2013	3,200,000 Canadian Dollar	2,305,127 Euro	$8,500
9/3/2013	1,455,000 Euro	189,264,945 Japanese Yen	$4,635
9/3/2013	1,516,331 Euro	196,800,000 Japanese Yen	$321
9/3/2013	2,352,097 Euro	40,000,000 Mexican Peso	$ (114,861)

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
9/3/2013	1,971,000 Euro	1,690,665 Pound Sterling	$15,052
9/3/2013	1,971,000 Euro	1,693,030 Pound Sterling	$18,717
9/3/2013	460,000 Euro	$610,765	$2,806
9/3/2013	460,000 Euro	$613,148	$5,189
9/3/2013	460,000 Euro	$614,873	$6,914
9/3/2013	477,000 Euro	$638,126	$7,699
9/3/2013	1,435,000 Euro	$1,919,729	$23,161
9/3/2013	2,065,000 Euro	$2,764,436	$35,229
9/3/2013	210,000 Pound Sterling	31,804,920 Japanese Yen	$ (1,509)
9/3/2013	210,000 Pound Sterling	31,867,920 Japanese Yen	$ (867)
9/3/2013	210,000 Pound Sterling	31,994,760 Japanese Yen	$425
9/3/2013	420,000 Pound Sterling	63,500,640 Japanese Yen	$ (4,129)
9/3/2013	1,518,000 Pound Sterling	$2,354,448	$2,003
9/3/2013	1,518,000 Pound Sterling	$2,354,782	$2,337
9/3/2013	16,235,000 Swedish Krona	$2,468,180	$18,483
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$7,284
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $117,027and $120,136, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[3]United States Treasury Notes (CBT)10-Year Long Futures	177	$21,997,737	December 2013	$63,255
The average notional value of long and short futures contracts held by the Fund throughout the period was $26,770,097 and $21,133,219, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period. Unrealized Appreciation on Foreign Exchange Contracts and Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average notional amount of credit default swap contracts held by the Fund throughout the period was $12,000,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put option contracts held by the Fund throughout the period was $849. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, these restricted securities amounted to $8,611,767, which represented 0.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2013, these liquid restricted securities amounted to $6,622,560, which represented 0.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at August 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1/10/1997	$1,250,000	$1,427,949
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.345%, 1/28/2027	2/4/1998	$13,432	$1,259
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	10/31/1996	$497,390	$559,999
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Zero coupon bond, reflects effective rate at time of purchase.
7	Affiliated holdings.

8	At August 31, 2013, the cost of investments for federal tax purposes was $1,363,929,326. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments and c) futures contracts was $37,488,587. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $133,343,774 and net unrealized depreciation from investments for those securities having an excess of cost over value of $170,832,361.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments In Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$—	$2,785,610	$647,033	$3,432,643
Foreign Governments/Agencies	—	91,671,327	—	91,671,327
Collateralized Mortgage Obligations	—	31,248,665[2]	—	31,248,665
Equity Securities:
Common Stocks
Domestic	23,628	—	—	23,628
Preferred Stocks
Domestic	—	—	400[3]	400
Investment Companies[1]	1,173,483,363	26,580,713	—	1,200,064,076
TOTAL SECURITIES	$1,173,506,991	$152,286,315	$647,433	$1,326,440,739
OTHER FINANCIAL INSTRUMENTS[4]	$72,485	$(1,946)	$—	$70,539
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $1,659 of a collateralized mortgage obligation security transferred from Level 3 to Level 2 because observable market data was obtained for this security. This transfer represents the value of the security at the beginning of the period.
3	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
4	Other financial instruments include futures contracts and foreign exchange contracts.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 22, 2013